DEBT	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
DEBT

NOTE 10 – DEBT

Convertible Notes

As of September 30, 2023 and December 31, 2022, there was $334,491 and $378,263 of convertible debt outstanding.

As of September 30, 2023 and December 31, 2022 there was a derivative liability of $597,318 and $306,467. The Company uses the Black-Scholes Model to calculate the derivative value of its convertible debt. The valuation result generated by this pricing model is necessarily driven by the value of the underlying common stock incorporated into the model. The values of the common stock used were based on the price at the date of issue of the debt security as of September 30, 2023. Management determined the expected volatility of 130.58% to 170.54%, a risk-free rate of interest of 5.46% to 5.53%, and contractual lives of the debt of three months (with exception for the August 2023 notes, which has contractual lives of the debt of one year).

On August 7, 2023, the Company entered into a convertible note for a principal of $57,750. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms.

On September 29, 2023, the Company entered into a convertible note for a principal of $57,750, which was funded on October 4, 2023. The note bears interest at a rate of 10% per annum and matures after one year. Following 180 days from the note, the noteholder may convert at a discount of 39%. The Company has reserved a sufficient number of shares of common stock for issuance upon full conversion of the note in accordance with the terms (see Note 16).

As of September 30, 2023, all outstanding convertible debt is in default with exception for the August and September 2023 notes.

The following is a summary of convertible notes:

	September 30, 2023	December 31, 2022
Principal outstanding	$382,616	$378,263
Less: unamortized debt discount	(48,125)	–
Convertible notes, net	$334,491	$378,263

During the nine months ended September 30, 2023 and 2022, $9,625 and $0 of the debt discount was amortized.

Notes Payable

On July 14, 2021, the Company entered a Securities Purchase Agreement (the “GS SPA”) with GS Capital Partners, LLC pursuant to which the Company issued to the Lender a 6% Redeemable Note in the principal amount of $2,000,000 (the “GS Note”). The purchase price of the GS Note is $1,980,000. The GS Note matures on July 14, 2022 upon which time all accrued and unpaid interest will be due and payable. Interest accrues on the GS Note at 6% per annum until the GS Note becomes due and payable. The GS Note is subject to various “Events of Default,” which are disclosed in the GS Note. Upon the occurrence of an “Event of Default,” the interest rate on the GS Note will be 18%. The GS Note is not convertible into shares of the Company’s Common Stock and is not dilutive to existing or future shareholders and the Company used a portion of the proceeds of the GS Note to retire convertible debt. As of September 30, 2023 and December 31, 2022, $2,000,000 remains outstanding. As of September 30, 2023, the GS Note is in default.

Loans Payable

The Company’s RI and WS subsidiaries have various loans including Small Business Association (“SBA”) Economic Injury Disaster Loan (“EIDL”) loans, lines of credit and other advances. The loans bear interest with varying rates up to 9.25% per annum. The following is a summary of the loans payable at September 30, 2023 and December 31, 2022:

	September 30,	December 31,
	2023	2022
RI - line of credit	$99,971	$99,971
RI - Short-term loans	41,279	43,899
WS - line of credit	200,000	200,000
WS- Short-term loans	126,817	128,830
Loan payable, current	$468,067	$472,700

RI - SBA EIDL	$102,597	$102,597
RI - long-term loans	84,661	86,041
WS - SBA EIDL	26,307	26,307
WS - long-term loans	92,446	113,564
Loan payable, non-current	$306,011	$328,508